Consolidated Balance Sheets (Parenthetical) - £ / shares	Sep. 30, 2015	Sep. 30, 2014
Statement of Financial Position [Abstract]
Preferred Shares, authorized	25,000,000	25,000,000
Preferred Shares, par value	£ 0.01	£ 0.01
Preferred Shares, issued	0	0
Preferred Shares, outstanding	0	0
Ordinary Shares, authorized	700,000,000	700,000,000
Ordinary Shares, par value	£ 0.01	£ 0.01
Ordinary Shares, issued	267,777,000	264,735,000
Ordinary Shares, outstanding	151,150,000	156,704,000
Treasury stock, at cost, ordinary shares	116,627,000	108,031,000